Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment are summarized below (in thousands):

	December 31,
	2012	2011
Land	$113	$7
Buildings	3,091	1,996
Machinery and equipment	11,738	11,108
Furniture and fixtures	209	195
Computer hardware and software	929	742
Leasehold improvements	57	54
Construction in progress	397	169
	16,534	14,271
Less: accumulated depreciation	(5,597)	(4,288)
Total property, plant and equipment, net	$10,937	$9,983